PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Accumulated Depreciation, Depletion and Amortization, Sale or Disposal of Property, Plant and Equipment	$ 38,355	$ 28,062